Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 03, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2012
Global X Permanent ETF (Prospectus Summary) | Global X Permanent ETF | Global X Permanent ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PERM